Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2024
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets	Prepayments and other current assets consisted of the following:
	As of June 30,
	2024	2023
VAT recoverable	$39,161	$56,369
Prepaid expenses and others current assets	54,056	17,011
Loans to third parties*	9,457,764	—
Subtotal	9,550,981	73,380
Less: allowance for doubtful accounts	(112,541)	—
Total	$9,438,440	$73,380
*	During the year ended June 30, 2024, the Company provided loans to some third parties for their working capital needs. These loans have a term of one year and bear interest at 8% per annum. Elitepro Innovation Limited borrowed approximately $5.3 million from the Company and repaid $145,511 in principal and $4,488 in interest during 2024. Nexustech Services Limited borrowed approximately $6.1 million from the Company and repaid $1,999,132 in principal and $50,868 in interest during 2024. Subsequent to June 30, 2024, the Company received $5,390,576, including interest of $236,086, and $3,182,200, including interest of $125,945, from Elitepro Innovation Limited and Nexustech Services Limited, respectively.

Schedule of Allowance for Credit Losses	Allowance for credit losses movement is as follows:
	For the year ended,
	2024	2023
Beginning balance	$—	—
Provision	112,541	—
Reduction	—	—
Ending balance	$112,541	$—